Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–105.69%(b)(c)
Aerospace & Defense–5.35%
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.85%	12/06/2025		$ 1,080	$ 1,080,377
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		901	901,167
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	161	184,182
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		1,940	1,886,696
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		1,042	1,013,458
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		839	836,987
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		1,616	1,610,154
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 08/05/2014-02/08/2019; Cost $1,946,523)(d)(e)(f)	0.00%	07/18/2023		1,947	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,091,317)(d)(e)	8.00%	07/18/2023		2,129	2,128,575
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		764	765,732
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		4,392	4,408,598
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		1,098	1,119,892
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		1,024	1,034,732
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		2,087	2,062,315
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		4,035	3,987,274
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.34%	08/22/2024		271	268,412
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	03/08/2025		216	213,442
					25,448,516
Air Transport–3.19%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		2,202	2,272,626
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		773	764,796
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	411	488,387
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		754	771,797
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		3,202	3,422,026
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		4,015	4,214,649
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		3,175	3,209,600
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		45	44,121
					15,188,002
Automotive–3.20%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	03/31/2028		435	436,299
American Axle & Manufacturing, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		669	668,860
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		1,352	1,363,170
Garrett Borrowing LLC
Term Loan B (1 mo. USD LIBOR + 2.50%)	5.75%	08/25/2021		1,580	1,582,685
Term Loan B(g)	–	03/05/2028		1,596	1,593,429
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.12%	03/03/2025		365	360,886
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		1,532	1,537,479
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		1,944	1,951,213
Mavis Tire Express Services Corp., Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	03/20/2025		889	888,210
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		$ 625	$ 627,215
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.60%	11/06/2024		42	42,267
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		252	252,552
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2024		925	923,485
ThermaSys Corp., Term Loan (1 mo. USD LIBOR + 12.00%)(d)	12.00%	06/30/2021		4	2,997
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.75%	12/16/2026		222	222,464
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		715	716,004
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.09%	02/05/2026		595	589,832
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		1,447	1,453,461
					15,212,508
Beverage & Tobacco–1.43%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(g)	–	12/12/2023			1,183	1,185,748
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			1,083	1,085,636
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	12/13/2023			200	201,305
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	12/13/2023			132	133,353
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			1,482	1,482,603
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	12/12/2023			1,706	1,710,877
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			292	280,379
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028			724	725,447
						6,805,348
Brokers, Dealers & Investment Houses–0.20%
Zebra Buyer LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/22/2028			941	947,828
Building & Development–2.73%
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR		943	1,127,034
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		125	151,904
Armacell (Neptune BidCo S.a.r.l.) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR		356	431,517
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.09%	08/28/2023			353	347,959
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			451	437,044
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR		183	222,845
Financiere Persea (Proxiserve) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR		170	208,313
LBM Holdings LLC
Delayed Draw Term Loan(f)	0.00%	12/08/2027			58	57,671
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027			180	180,197
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027			850	845,401
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	12/15/2023			2,262	2,262,214
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.19%	05/29/2026			168	167,884
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024			922	925,860
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			2,052	2,057,890
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.25%)	4.25%	03/30/2028	EUR		2,950	3,582,031
						13,005,764
Business Equipment & Services–13.88%
Adevinta ASA (Norway), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027			498	499,757
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	5.50%	03/31/2028			491	494,239
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/05/2028			484	486,175
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/05/2028	EUR		297	361,863
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Atlas CC Acquisition Corp.
Term Loan B(g)	–	05/01/2028		$ 977	$ 977,234
Term Loan C (1 mo. USD LIBOR + 4.25%)	6.00%	05/01/2028		199	198,759
AutoScout24 (Speedster Bidco GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.00%)	3.25%	02/14/2027	EUR	790	956,995
AVS Group GmbH (Germany), Term Loan B-2 (4 mo. EURIBOR + 3.75%)	3.75%	09/10/2026	EUR	210	255,817
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024		926	930,835
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		1,407	1,411,243
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026		1,150	1,148,486
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-05/26/2021; Cost $512,085)(e)(h)	9.50%	08/15/2023		513	269,517
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $331,734)(e)	8.50%	02/15/2023		350	331,691
Cimpress USA, Inc.
Term Loan B(g)	–	04/30/2028	EUR	228	277,609
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		775	775,854
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		973	978,701
Constant Contact
Delayed Draw Term Loan(f)	0.00%	02/10/2028		408	407,832
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.25%	02/15/2029		818	810,272
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		1,518	1,518,041
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.35%	08/08/2026		72	70,323
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019-05/18/2021; Cost $353,082)(e)	11.00%	07/26/2023		354	351,545
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		2,401	2,418,752
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/07/2028		678	696,129
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		426	424,777
Ensono, L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		1,162	1,162,196
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		765	768,231
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	04/30/2028		1,752	1,740,558
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		516	518,484
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.00%	05/07/2028		530	529,717
I-Logic Technologies Bidco Ltd. (United Kingdom), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2027	EUR	154	188,459
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.08%	06/23/2024	GBP	865	1,190,102
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	441	538,588
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.95%	03/31/2028		989	993,414
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		1,216	1,193,517
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		2,112	2,130,687
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		5,156	5,035,572
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		3,005	3,024,776
My Alarm Center LLC, Revolver Loan(d)(i)	0.00%	07/14/2022		3,796	2,334,513
NAS, LLC
Revolver Loan(d)(f)	0.00%	06/01/2024		514	505,893
Term Loan (1 mo. USD LIBOR + 6.50%)(d)	7.50%	06/01/2024		5,068	4,992,210
NielsenIQ, Inc.
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.11%	02/05/2028		1,293	1,298,473
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/06/2028	EUR	376	459,458
OCM System One Buyer CTB LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	5.25%	02/28/2028		661	665,625
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		1,556	1,530,347
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		$ 2,622	$ 2,624,795
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		193	190,116
Protect America
Revolver Loan(d)(f)	0.00%	09/01/2024		132	120,947
Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	3.00%	09/01/2024		2,143	1,965,677
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		884	885,252
Spin Holdco Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		4,148	4,148,106
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	233	285,265
team.blue (Netherlands)
Delayed Draw Term Loan B(f)	0.00%	03/18/2028	EUR	30	36,976
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/18/2028	EUR	1,094	1,330,262
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025		1,783	1,789,530
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	5.94%	03/20/2027		538	537,899
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		1,920	1,929,453
Verra Mobility Corp.
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.45%	03/19/2028		156	155,684
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)(d)	3.36%	02/28/2025		824	822,895
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/11/2027		574	577,323
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024		831	810,947
					66,064,393
Cable & Satellite Television–1.56%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025			415	409,861
Term Loan (3 mo. USD LIBOR + 2.75%)	2.95%	01/31/2026			167	164,495
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	01/15/2026			336	332,755
Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025			803	795,854
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			382	381,994
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.10%	04/15/2028			129	127,597
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.35%	04/30/2028			255	253,034
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.10%	01/31/2029			2,832	2,822,057
Virgin Media Bristol LLC (United Kingdom), Term Loan(g)	–	01/15/2029			1,999	2,001,042
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2028			136	135,339
						7,424,028
Chemicals & Plastics–5.07%
AI PLEX AcquiCo GmbH (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	07/31/2026	EUR		280	342,889
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			614	617,523
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			815	823,310
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			2,405	2,444,110
BASF Construction Chemicals (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)(d)	4.50%	09/30/2027			486	488,408
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR		124	151,379
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027			827	831,736
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		7	8,960
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		9	11,192
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			1,590	1,574,808
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			254	251,107
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR		222	267,797
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022			18	15,856
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		$ 244	$ 244,526
Fusion, Term Loan(d)	7.50%	01/07/2026		882	903,798
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		803	803,447
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	173	211,992
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		914	912,801
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		146	147,373
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		1,532	1,528,975
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	03/28/2025		882	877,466
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	03/30/2026		606	606,827
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	187	229,160
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		149	137,100
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		338	325,662
Lonza Solutions (Switzerland)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	04/28/2028	EUR	455	553,191
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	04/28/2028		562	562,767
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		706	702,567
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.70%	03/02/2026		1,215	1,207,680
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	506	613,603
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		1,292	1,288,386
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR	147	178,686
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	02/27/2026		404	394,289
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.20%	12/14/2027		433	435,346
PQ Corp.
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		802	802,821
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.44%	02/07/2027		211	210,549
PQ Performance Chemicals, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	04/30/2028		795	797,490
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.00%	11/03/2025		720	721,141
Starfruit US Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.85%	10/01/2025		915	908,716
					24,135,434
Clothing & Textiles–1.15%
BK LC Lux SPV S.a.r.l.
Term Loan B(g)	–	04/27/2028	EUR		235	287,020
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	04/27/2028			815	816,329
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028			564	563,715
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.26%	05/01/2024			219	209,949
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	4.34%	05/17/2026			211	212,195
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		772	941,155
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			2,405	2,422,625
						5,452,988
Conglomerates–0.28%
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			895	888,743
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			258	257,089
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			192	187,604
						1,333,436
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Containers & Glass Products–2.71%
Berlin Packaging LLC
Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	11/07/2025		$ 79	$ 78,488
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.26%	11/07/2025		646	641,414
Consolidated Container Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028		880	875,627
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)	5.00%	03/29/2024		2,582	2,566,163
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	10/19/2023		514	516,448
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	8.69%	10/21/2024		166	165,584
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/04/2027		359	359,773
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		2,108	2,022,815
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,131	1,376,234
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	732	890,618
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026		338	337,537
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR	313	378,882
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-05/13/2021; Cost $654,293)(e)(h)	6.00%	11/12/2025		719	714,659
Logoplaste (Portugal)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/21/2028	EUR	231	281,032
Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	4.75%	04/21/2028		423	424,461
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		599	601,519
Reynolds Group Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.34%	02/16/2026		480	476,532
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		194	193,968
					12,901,754
Cosmetics & Toiletries–1.69%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.84%	09/26/2025		648	653,216
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.95%	08/11/2025		465	337,241
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	04/05/2025		3,230	3,132,733
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/18/2028		852	855,411
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR	650	771,147
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	107	131,076
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	06/30/2024		572	570,760
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	1,307	1,597,491
					8,049,075
Drugs–0.59%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028		1,889	1,849,894
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.06%	11/15/2027		5	5,036
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	11/27/2025		482	479,390
Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025		464	462,870
					2,797,190
Ecological Services & Equipment–0.62%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		653	650,413
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025		528	529,569
Patriot Container Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		845	838,226
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		105	96,699
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	11/02/2028		827	849,952
					2,964,859
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–12.01%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		$ 111	$ 113,659
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	186	227,346
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025		345	345,715
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	12/18/2025		547	550,004
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR	161	197,002
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		724	727,240
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026		513	512,438
Dedalus Finance GmbH (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	07/16/2027	EUR	249	304,626
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		2,209	2,216,416
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		358	365,002
Devoteam (Castillon SAS - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	179	218,257
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023		906	890,731
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		723	723,646
Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	12/22/2027		2	2,435
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026		908	902,152
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		477	471,838
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028		701	702,664
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		134	134,329
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		210	211,495
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		670	672,527
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029		295	297,424
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028		596	594,858
ION Corp.
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/05/2028	EUR	318	387,950
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.93%	03/05/2028		974	976,359
Liftoff Mobile, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	02/17/2028		554	554,414
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027		3,695	3,700,037
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	12/31/2027		93	92,835
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		1,818	1,822,205
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/28/2029		49	49,130
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	04/09/2026		451	451,222
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	05/03/2029		294	292,832
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028		1,660	1,665,474
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		1,349	1,354,955
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.20%	03/06/2026		414	416,217
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		2,035	1,948,485
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.69%	08/28/2026		1,516	1,502,835
Neustar, Inc.
Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		1,661	1,613,224
Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		565	550,270
Oberthur Technologies of America Corp.
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	01/09/2026		1,157	1,152,731
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	01/09/2026	EUR	1,455	1,775,929
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		417	408,221
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		3,416	3,367,540
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		1,210	1,191,979
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		$ 1,569	$ 1,576,043
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		394	396,084
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.44%	05/16/2025		3,534	3,544,135
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		1,015	1,015,078
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		359	359,867
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.75%	02/08/2028		370	370,407
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		3,509	3,349,072
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(h)	4.50%	12/31/2026		1,329	1,050,801
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		251	239,352
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		1,378	1,376,345
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.09%	11/02/2026		190	187,789
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		1,678	1,679,378
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		588	590,616
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		1,909	1,913,580
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		374	375,587
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		68	69,681
Veritas US, Inc.
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		264	266,051
Term Loan B-1 (3 mo. EURIBOR + 5.50%)(d)	6.50%	01/27/2023	EUR	202	248,039
Watlow Electric Manufacturing Co., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	03/15/2028		951	954,328
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		956	960,690
					57,179,571
Financial Intermediaries–2.16%
Alter Domus (Participations S.a.r.l.) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/28/2028	EUR		162	197,661
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/28/2028			378	377,330
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/15/2028			2,153	2,158,973
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			111	112,091
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			2,914	2,935,211
RPI Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	02/11/2027			247	246,517
SGG Holdings S.A. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		674	821,354
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			176	176,058
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027			464	465,637
Washington Prime Group L.P.
Revolver Loan(f)	0.00%	12/30/2021			1,411	1,323,908
Term Loan (3 mo. USD LIBOR + 2.35%)	2.85%	01/10/2023			1,045	982,735
Term Loan B (1 mo. USD LIBOR + 2.35%)	2.85%	12/30/2022			520	488,765
						10,286,240
Food Products–2.18%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			871	872,974
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		231	278,074
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
BrightPet
Delayed Draw Term Loan(d)(f)	0.00%	10/05/2026		$ 671	$ 657,917
Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)	7.25%	10/05/2026		17	16,448
Revolver Loan(d)(f)	0.00%	10/05/2026		319	312,511
Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	7.25%	10/05/2026		2,344	2,296,953
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.50%)	5.75%	01/28/2028	EUR	62	76,478
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.84%	01/29/2028		441	446,396
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		170	170,192
Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025		2,157	2,149,516
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	05/01/2026		265	264,745
Shearer’s Foods LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)(d)	4.75%	06/30/2021		1,463	1,464,897
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	8.75%	09/15/2028		231	231,535
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	427	511,851
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (3 mo. GBP LIBOR + 5.50%)	5.58%	08/27/2027	GBP	430	611,003
					10,361,490
Food Service–1.94%
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			399	388,912
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.20%	02/06/2025			38	37,734
Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	03/11/2026			313	313,078
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.20%	02/06/2025			442	438,568
Houston Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	07/20/2025			734	730,078
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027			1,001	1,002,400
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			5,415	5,343,024
NPC International, Inc., Second Lien Term Loan(i)(j)	0.00%	04/18/2025			240	4,192
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2023			317	314,456
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028			638	639,746
						9,212,188
Forest Products–0.22%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/11/2028			541	542,596
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/10/2027			496	498,602
						1,041,198
Health Care–5.55%
Acacium Group (United Kingdom), Term Loan (g)	–	05/19/2028	GBP		295	416,762
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/30/2025	EUR		432	525,695
Almaviva Developpement (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.22%	03/26/2028	EUR		117	143,015
Ameos (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/19/2028	EUR		191	232,679
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.35%	02/11/2026			1,023	1,027,927
Cerba (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/12/2028	EUR		268	327,554
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.00%	12/02/2027			737	737,572
DentalCorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	9.75%	06/30/2021			655	656,392
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR		199	241,939
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	4.00%	10/31/2026	EUR		105	128,872
Ethypharm (France), Term Loan B(g)	–	04/30/2029	GBP		371	524,589
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			1,036	1,042,346
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			2,387	2,395,169
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		$ 173	$ 173,865
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		1,488	1,497,128
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022		76	75,965
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	08/06/2026		1,193	1,196,139
ImageFirst
Delayed Draw Term Loan(d)(f)	0.00%	04/27/2028		91	90,663
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028		398	398,418
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	12/08/2027	EUR	376	459,549
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028		470	470,923
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	918	1,112,956
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		828	827,349
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	80	97,326
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	138	169,768
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	80	98,065
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.58%	08/21/2026	GBP	172	244,786
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028		1,876	1,876,149
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/30/2025		138	138,614
Packaging Coordinators Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/30/2027		514	515,785
Prophylaxis B.V. (Netherlands)
Term Loan(d)(g)	–	12/30/1899		1	0
Term Loan A (3 mo. EURIBOR + 4.50%)(d)	4.50%	06/30/2025	EUR	1,019	1,233,382
Term Loan B (3 mo. EURIBOR + 0.50%)(d)	0.50%	06/30/2025	EUR	392	480,483
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		1,782	1,795,688
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		1,432	1,438,588
Synlab Bondco PLC (United Kingdom), Term Loan B-4 (3 mo. EURIBOR + 3.75%)	3.25%	11/27/2027	EUR	129	156,679
TTF Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.00%	03/25/2028		435	436,865
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		920	924,889
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025		734	736,296
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	10/20/2026		600	600,794
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		548	549,791
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		235	236,494
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		9	8,999
					26,442,907
Home Furnishings–1.51%
Hayward Industries, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/12/2028			407	407,076
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		391	376,671
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027			1,312	1,335,228
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			723	732,354
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,812	1,736,725
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.34%	06/15/2025			0	309
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024			1,473	1,477,003
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			330	327,674
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			810	811,842
						7,204,882
Industrial Equipment–2.02%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			95	95,478
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		359	436,616
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		$ 200	$ 199,345
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026		412	410,184
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.69%	04/16/2026		336	334,844
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		672	675,718
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		56	55,690
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024		155	155,696
Gardner Denver, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.84%	03/01/2027		50	49,782
Kantar (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	11/26/2026		995	991,540
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	700	854,394
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025		266	265,615
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	5.00%	03/08/2025		415	380,185
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		388	338,205
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026		773	774,408
Sabre Industries, Inc., Term Loan B(g)	–	05/24/2028		273	272,908
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027		3,330	3,346,393
					9,637,001
Insurance–1.20%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.70%	01/31/2027			1,228	1,218,923
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			2,586	2,593,743
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028			192	191,784
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/30/2027	EUR		57	70,011
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027			1,111	1,112,872
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026			129	128,720
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025			147	145,886
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.45%	12/02/2026			252	250,338
						5,712,277
Leisure Goods, Activities & Movies–7.35%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			3,510	3,495,959
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.11%	04/22/2026			2,414	2,233,499
Carnival Corp. (Panama)
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025			387	389,147
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/30/2025	EUR		182	223,371
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024			820	1,036,549
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR		122	129,428
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025			359	312,673
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026			1,827	1,572,154
CWGS Group LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023			582	580,068
Dorna Sports S.L. (Spain)
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.76%	04/12/2024			1,424	1,410,218
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	05/03/2024	EUR		116	140,244
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. GBP LIBOR + 4.75%)	4.83%	03/10/2028	GBP		233	331,214
Term Loan (3 mo. EURIBOR + 3.75%)	4.75%	03/31/2028	EUR		152	185,136
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025			284	270,440
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	1,882	$ 2,092,095
Term Loan D(g)	–	09/12/2027	EUR	3,398	3,838,744
Invictus Media S.L.U. (Spain)
Second Lien Term Loan (3 mo. EURIBOR + 7.50%) (Acquired 05/17/2021-05/19/2021; Cost $1,532,449)(e)	6.96%	12/26/2025	EUR	1,885	1,466,931
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 05/18/2021; Cost $404,810)(e)	4.25%	06/26/2024	EUR	363	414,964
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 05/18/2021; Cost $254,020)(e)	4.25%	06/26/2024	EUR	228	260,392
Term Loan B-1 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/27/2021; Cost $1,559,573)(e)	4.75%	06/26/2025	EUR	1,383	1,573,070
Term Loan B-2 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/27/2021; Cost $1,368,446)(e)	4.75%	06/26/2025	EUR	1,217	1,383,713
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/30/2027		$ 267	143,163
PIK Term Loan, 6.00% PIK Rate, 2.75% Cash Rate	6.00%	09/25/2025		202	191,422
Term Loan (1 mo. USD LIBOR + 6.00%)	6.00%	09/25/2023		116	117,192
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	09/30/2025		253	213,333
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/29/2027	EUR	620	745,269
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	1,090	1,286,951
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		293	284,640
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		39	37,410
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	580	707,863
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	1,533	1,805,142
Royal Caribbean Cruises
Revolver Loan(f)	0.00%	10/12/2022		201	190,133
Term Loan (3 mo. USD LIBOR + 1.35%)	1.55%	04/05/2022		604	583,357
Sabre GLBL, Inc.
Term Loan B (3 mo. USD LIBOR + 2.00%)	2.09%	02/22/2024		57	55,731
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		353	355,369
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		881	876,705
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026		229	224,412
UFC Holdings LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.75%	04/29/2026		219	219,415
USF S&H Holdco, LLC
Term Loan A(d)(f)	0.00%	06/30/2025		162	162,334
Term Loan A (3 mo. USD LIBOR + 15.00%)(d)	15.00%	06/30/2025		108	108,080
Term Loan B (3 mo. USD LIBOR + 3.00%)(d)	3.00%	06/30/2025		1,754	1,754,476
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	1,394	1,587,620
					34,990,026
Lodging & Casinos–3.64%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		960	963,009
Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	02/01/2026		503	491,938
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		884	887,118
B&B Hotels S.A.S. (France)
Incremental Term Loan(g)	–	06/30/2026	EUR	401	486,164
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	387	455,118
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,884	2,224,829
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.95%	05/10/2026		741	736,680
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.59%	06/30/2025		$ 685	$ 687,823
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024		3,094	3,074,369
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,088	1,081,131
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(d)	11.50%	05/09/2024		97	102,005
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	05/19/2028		1,497	1,500,968
Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.84%	06/22/2026		295	292,460
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	05/29/2026		67	66,435
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.10%	05/11/2024		117	115,407
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024		57	55,975
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.70%	07/10/2025		1,965	1,974,604
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		892	884,963
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	05/07/2028	EUR	783	954,344
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	12/20/2024		311	308,909
					17,344,249
Nonferrous Metals & Minerals–1.07%
American Rock Salt Co. LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025			580	581,090
Corialis Group, Ltd. (United Kingdom), Term Loan B(g)	–	05/24/2028	GBP		109	155,565
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026			642	629,802
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025			994	994,224
Term Loan (1 mo. USD LIBOR + 9.25%)(d)	10.25%	10/22/2025			407	424,379
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027			2,306	2,294,648
						5,079,708
Oil & Gas–3.42%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.10%	05/21/2025			1,580	1,543,648
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $1,384,332)(d)(e)	9.75%	08/04/2021			139	144,814
DIP Delayed Draw Term Loan (Acquired 07/30/2020; Cost $1,384,332)(d)(e)(f)	0.00%	08/04/2021			1,253	1,303,322
First Lien Term Loan (Acquired 04/11/2018-07/31/2020; Cost $4,161,279)(e)(i)	6.25%	04/11/2022			9,313	4,144,452
Second Lien Term Loan (Acquired 06/01/2018-03/19/2019; Cost $2,629,418)(e)(i)	10.25%	04/11/2023			2,764	158,949
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024			885	216,936
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023			1,180	808,123
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024			2,136	1,799,673
LOC (3 mo. USD LIBOR + 4.00%)(d)	4.20%	06/30/2024			998	823,778
PIK Term Loan B, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025			502	226,888
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.09%	06/30/2024			92	64,135
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024			1,152	1,155,389
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(d)(i)(j)	0.00%	07/16/2021			10	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.71%	03/19/2024			4,093	3,736,346
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.84%	03/11/2026			84	81,160
Southcross Energy Partners LLC, Revolver Loan(d)(f)	0.00%	01/31/2025			79	77,671
						16,285,284
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Publishing–2.25%
Adtalem Global Education, Inc.
Term Loan B (3 mo. USD LIBOR + 3.00%)	3.09%	04/11/2025		$ 115	$ 114,960
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	02/12/2028		944	939,859
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		260	260,522
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		4,402	4,407,448
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.69%	08/21/2026		3,415	3,315,407
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		1,687	1,692,423
					10,730,619
Radio & Television–0.90%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		1,135	1,138,065
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.61%	01/02/2026		11	10,769
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026		107	107,314
Sinclair Television Group, Inc.
Term Loan B(g)	–	01/03/2024		12	12,057
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026		1,558	1,546,079
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028		586	584,921
Univision Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/05/2028		904	901,264
					4,300,469
Retailers (except Food & Drug)–3.04%
Bass Pro Group LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/26/2028		2,790	2,815,020
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026		342	327,922
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		1,727	1,731,984
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		402	408,349
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	10/15/2027		591	592,777
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	03/26/2026	EUR	298	361,740
Term Loan B-2(g)	–	03/26/2026	EUR	171	208,230
Term Loan B-3(g)	–	03/26/2026	EUR	250	303,801
Term Loan B-4(g)	–	03/26/2026	EUR	526	639,095
Term Loan B-5(g)	–	03/26/2026	EUR	117	142,143
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028		1,224	1,225,910
PetSmart, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		4,163	4,183,865
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/17/2028		809	816,046
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028		718	724,818
					14,481,700
Surface Transport–1.26%
American Trailer World Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028		503	502,676
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		273	273,256
Hertz Corp., Revolver Loan B-1(f)	0.00%	06/30/2021		417	420,504
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/22/2025	EUR	1,768	2,027,391
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		395	389,339
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		2,374	2,373,362
					5,986,528
Telecommunications–6.38%
Avaya, Inc., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.10%	12/15/2027		264	265,243
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		13	13,314
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027		1,422	1,426,122
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027		122	121,224
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Colorado Buyer, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	5.00%	05/01/2024		$ 1,412	$ 1,375,036
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		7	6,758
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/02/2027		1,360	1,363,227
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027		948	953,561
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		165	165,182
Frontier Communications Corp., DIP Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	10/08/2021		1,333	1,334,385
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025		140	140,484
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		1,459	1,462,630
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(j)	6.50%	07/13/2021		822	828,967
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(j)	8.00%	11/27/2023		4,791	4,883,121
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(j)	8.75%	01/02/2024		461	470,536
Term Loan B-5(j)	8.63%	01/02/2024		1,409	1,437,824
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026		216	216,424
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027		125	123,955
Masmovil (Lorca Finco PLC) (Spain), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	07/02/2027	EUR	653	798,497
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		1,997	1,782,094
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.86%	11/30/2026		1,024	557,495
MTN Infrastructure TopCo, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		178	178,088
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	11/15/2024		1,380	1,381,282
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR	309	377,246
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		75	75,680
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.85%	04/11/2025		12	11,467
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.85%	12/07/2026		4,694	4,511,852
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.50%	05/02/2023		2,726	2,531,659
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		1,535	1,541,926
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027		57	56,796
					30,392,075
Utilities–3.94%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027			714	716,548
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022			641	643,051
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025			341	339,374
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	2.10%	04/05/2026			2,651	2,624,773
Term Loan (1 mo. USD LIBOR + 2.50%)	2.60%	12/16/2027			2,582	2,573,053
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			804	740,770
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027			219	219,849
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028			599	599,055
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026			2,356	2,360,106
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026			1,697	1,595,662
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.14%	08/14/2026			602	580,485
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			2,643	2,119,385
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			149	119,537
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024			1,334	1,303,867
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028			555	554,902
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026	$ 732	$ 699,991
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026	80	76,214
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023	210	209,977
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)(d)	7.25%	05/07/2029	172	174,912
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028	529	529,184
				18,780,695
Total Variable Rate Senior Loan Interests (Cost $504,219,039)					503,180,230
U.S. Dollar Denominated Bonds & Notes–8.06%
Aerospace & Defense–0.50%
TransDigm, Inc.(k)	6.25%	03/15/2026		2,253	2,377,715
Air Transport–0.67%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (k)	5.75%	04/20/2029		419	450,008
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(k)	5.50%	04/20/2026		699	736,592
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025		1,250	1,380,576
United Airlines, Inc.(k)	4.38%	04/15/2026		162	168,077
United Airlines, Inc.(k)	4.63%	04/15/2029		467	483,065
					3,218,318
Building & Development–0.65%
American Builders & Contractors Supply Co., Inc. (k)	4.00%	01/15/2028		177	181,292
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026		2,643	2,786,951
SRS Distribution, Inc.(k)	4.63%	07/01/2028		127	128,327
					3,096,570
Business Equipment & Services–1.05%
Advantage Sales & Marketing, Inc. (k)	6.50%	11/15/2028		1,068	1,133,415
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		67	66,695
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		100	100,227
Imola Merger Corp.(k)	4.75%	05/15/2029		390	394,391
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		981	943,477
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		1,470	1,610,091
WASH Multifamily Acquisition, Inc.(k)	5.75%	04/15/2026		719	749,881
					4,998,177
Cable & Satellite Television–0.45%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028		609	605,154
Altice France S.A. (France)(k)	5.50%	01/15/2028		328	336,281
CSC Holdings LLC(k)	5.75%	01/15/2030		180	188,115
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		1,018	1,016,916
					2,146,466
Chemicals & Plastics–0.06%
Herens Holdco Sarl (Luxembourg)(k)	4.75%	05/15/2028		305	306,211
Drugs–0.10%
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc.(k)	6.13%	04/01/2029		476	470,050
Electronics & Electrical–0.43%
Diebold Nixdorf, Inc. (k)	9.38%	07/15/2025		1,078	1,198,116
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		528	522,060
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
TTM Technologies, Inc.(k)	4.00%	03/01/2029	$ 333	$ 329,997
				2,050,173
Food Service–0.19%
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025		865	886,193
Health Care–0.12%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		314	323,037
Organon Finance 1 LLC(k)	4.13%	04/30/2028		259	261,914
					584,951
Industrial Equipment–0.83%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (k)	7.38%	08/15/2026		2,987	3,055,656
Vertical Holdco GmbH (Germany)(k)	7.63%	07/15/2028		402	433,268
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027		442	460,232
					3,949,156
Insurance–0.12%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029		567	555,229
Leisure Goods, Activities & Movies–0.27%
AMC Entertainment Holdings, Inc. (k)	10.50%	04/15/2025		415	450,796
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		760	825,310
					1,276,106
Lodging & Casinos–0.43%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		1,962	2,070,244
Nonferrous Metals & Minerals–0.14%
SCIH Salt Holdings, Inc.(k)	4.88%	05/01/2028		687	682,706
Radio & Television–0.98%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 07/18/2019-11/04/2020; Cost $3,415,987)(e)(k)	5.38%	08/15/2026		4,272	3,166,578
iHeartCommunications, Inc.(k)	4.75%	01/15/2028		194	198,451
iHeartCommunications, Inc.(k)	5.25%	08/15/2027		427	442,983
Nexstar Broadcasting, Inc.(k)	5.63%	07/15/2027		491	519,846
Univision Communications, Inc.(k)	4.50%	05/01/2029		322	326,273
					4,654,131
Retailers (except Food & Drug)–0.02%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028		85	88,141
Telecommunications–0.85%
Avaya, Inc. (k)	6.13%	09/15/2028		1,181	1,255,557
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		180	175,565
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		341	352,945
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		276	299,079
Frontier Communications Holdings LLC(k)	5.88%	10/15/2027		395	420,487
Lumen Technologies, Inc.(k)	4.00%	02/15/2027		415	420,706
Radiate Holdco LLC/Radiate Finance, Inc. (Acquired 09/11/2020; Cost $81,000)(e)(k)	4.50%	09/15/2026		81	81,990
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		1,007	1,030,302
					4,036,631
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–0.20%
Calpine Corp. (k)	4.50%	02/15/2028		$ 348	$ 352,350
Calpine Corp.(k)	3.75%	03/01/2031		622	586,216
					938,566
Total U.S. Dollar Denominated Bonds & Notes (Cost $37,053,323)					38,385,734
			Shares
Common Stocks & Other Equity Interests–5.95%
Aerospace & Defense–1.70%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(e)				342	8,081,813
Automotive–0.01%
ThermaSys Corp.(d)				676,996	20,310
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				9	0
					0
Business Equipment & Services–0.15%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,251,966)(e)				6,741	18,762
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(d)				4,048	708,724
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(d)				744	0
					727,486
Containers & Glass Products–0.00%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $30,388)(e)				7,597	17,093
Drugs–0.04%
Envigo RMS Holding Corp., Class B(d)				18,639	175,207
Financial Intermediaries–0.00%
RJO Holdings Corp.(d)				2,851	2,851
RJO Holdings Corp., Class A(d)				2,314	2,314
RJO Holdings Corp., Class B(d)				3,000	30
					5,195
Leisure Goods, Activities & Movies–0.25%
Crown Finance US, Inc.				171,770	143,823
USF S&H Holdco, LLC(d)				1,785	1,052,432
					1,196,255
Lodging & Casinos–1.08%
Bally’s Corp.(l)				72,757	4,222,089
Caesars Entertainment, Inc.(l)				8,413	903,977
					5,126,066
Nonferrous Metals & Minerals–0.12%
Covia Holdings Corp.				63,763	581,837
Oil & Gas–0.91%
AF Global, Inc.(d)				498	12,201
California Resources Corp.(l)				49,130	1,425,261
California Resources Corp.				21,431	621,713
California Resources Corp., Wts., expiring 10/27/2024				654	3,944
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $437,717)(d)(e)				18,762	2,355
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Oil & Gas–(continued)
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $244,048)(d)(e)	5,065	$ 636
HGIM Corp.	2,553	13,403
HGIM Corp., Wts., expiring 07/02/2043	11,411	59,908
McDermott International Ltd.(l)	860,556	421,672
NexTier Oilfield Solutions, Inc.(l)	44,006	187,025
Pacific Drilling S.A.(d)	146	16,425
Paragon Offshore Finance Co., Class A(d)(j)	2,645	794
Paragon Offshore Finance Co., Class B(d)(j)	1,323	16,538
Samson Investment Co., Class A	84,254	505,524
Southcross Energy Partners L.P.	73,367	3,778
Transocean Ltd.(l)	191,873	725,280
Tribune Resources, Inc.	382,888	325,455
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)	99,132	2,478
		4,344,390
Publishing–0.13%
Clear Channel Outdoor Holdings, Inc.(l)	264,909	633,132
F&W Publications, Inc.(d)	18,385	0
MC Communications LLC(d)	739,818	0
		633,132
Radio & Television–0.55%
iHeartMedia, Inc., Class A(l)	112,643	2,614,444
iHeartMedia, Inc., Class B	17	298
		2,614,742
Retailers (except Food & Drug)–0.07%
Claire’s Stores, Inc.	446	109,270
Toys ’R’ Us-Delaware, Inc.(d)	17	41,827
Vivarte S.A.S.(d)	233,415	173,914
		325,011
Surface Transport–0.08%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(e)	4,992	158,496
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/14/2021; Cost $0)(e)	78,104	24,814
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/14/2021; Cost $0)(e)	61,772	26,168
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(e)	5,248	166,624
		376,102
Telecommunications–0.00%
Goodman Networks, Inc.(d)(l)	117,618	0
Utilities–0.86%
Vistra Corp.	227,983	3,686,485
Vistra Operations Co. LLC, Rts., expiring 12/31/2046	366,133	425,630
		4,112,115
Total Common Stocks & Other Equity Interests (Cost $40,342,156)		28,336,754
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-U.S. Dollar Denominated Bonds & Notes–2.52%(m)
Building & Development–0.06%
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(n)	5.13%	11/15/2022	EUR	100	$ 99,714
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	198	195,911
					295,625
Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(k)	3.00%	01/15/2028	EUR	260	305,259
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	756	906,499
					1,211,758
Chemicals & Plastics–0.13%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	506	608,712
Financial Intermediaries–1.22%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(n)	5.00%	08/01/2024	EUR	200	233,605
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(n)	6.25%	05/01/2026	EUR	632	786,106
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	909	1,156,285
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	261	376,788
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(n)	6.58%	02/01/2023	GBP	2,274	3,235,216
					5,788,000
Home Furnishings–0.37%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	1,231	1,767,632
Lodging & Casinos–0.28%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-05/27/2021; Cost $1,279,843)(e)(k)(n)	5.46%	07/15/2025	GBP	989	1,325,994
Oil & Gas–0.01%
PGS ASA Conv. (Norway)(d)	5.00%	02/09/2024	NOK	325	39,103
Retailers (except Food & Drug)–0.20%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	788	969,893
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,640,514)					12,006,717
			Shares
Preferred Stocks–0.77%
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)				144,220	4,327
Containers & Glass Products–0.04%
Libbey Glass, Inc. Pfd. (Acquired 11/13/2020; Cost $185,378)(e)				2,275	204,712
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(d)				584	2,920
Oil & Gas–0.14%
McDermott International Ltd., Pfd.(d)				563,918	366,547
Southcross Energy Partners L.P., Series A, Pfd.(d)				292,193	153,401
Southcross Energy Partners L.P., Series B, Pfd.(d)				77,117	113,748
					633,696
Surface Transport–0.59%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $938,463)(e)				18,575	659,412
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $986,469)(e)			19,526	$ 693,174
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(e)			21,989	857,571
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(e)			15,443	602,277
				2,812,434
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(d)			139,938	0
Total Preferred Stocks (Cost $3,415,591)				3,658,089
	Interest Rate	Maturity Date	Principal Amount (000)
Asset-Backed Securities–0.25%
Structured Products–0.25%
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(k)(n) (Cost $1,220,000)	4.93%	10/25/2028	$ 1,220	1,213,491
TOTAL INVESTMENTS IN SECURITIES(o)–123.24% (Cost $597,890,623)				586,781,015
BORROWINGS–(17.33)%				(82,500,000)
OTHER ASSETS LESS LIABILITIES–(5.91)%				(28,168,783)
NET ASSETS–100.00%				$476,112,232
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at May 31, 2021 was $32,681,586, which represented 6.86% of the Fund’s Net Assets.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $6,642,106, which represented 1.40% of the Fund’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $50,186,263, which represented 10.54% of the Fund’s Net Assets.
(l)	Non-income producing security.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/16/2021	BNP Paribas S.A.	USD	15,449,728	EUR	12,722,108	$111,662
06/16/2021	BNP Paribas S.A.	USD	2,913,691	GBP	2,058,967	11,523
06/16/2021	Citibank, N.A.	USD	2,870,305	GBP	2,028,236	11,248
06/16/2021	Royal Bank of Canada	USD	15,466,266	EUR	12,722,107	95,123
06/16/2021	Royal Bank of Canada	USD	2,913,897	GBP	2,058,967	11,316
06/16/2021	Toronto Dominion Bank	USD	15,234,173	EUR	12,532,225	94,957
Subtotal—Appreciation						335,829
Currency Risk
06/16/2021	Bank Of America	GBP	54,846	USD	75,368	(2,553)
06/16/2021	Barclays Capital	GBP	1,680,137	USD	2,307,544	(79,458)
06/16/2021	BNP Paribas S.A.	GBP	1,705,593	USD	2,342,623	(80,546)
07/16/2021	BNP Paribas S.A.	EUR	12,693,437	USD	15,424,646	(110,658)
07/16/2021	BNP Paribas S.A.	GBP	2,088,035	USD	2,955,111	(11,506)
06/16/2021	Citibank, N.A.	EUR	13,034,769	USD	15,551,027	(392,803)
07/16/2021	Citibank, N.A.	GBP	2,020,522	USD	2,859,655	(11,041)
06/16/2021	Morgan Stanley & Co.	EUR	12,564,601	USD	14,968,687	(400,045)
07/16/2021	Royal Bank of Canada	EUR	12,693,437	USD	15,441,185	(94,119)
07/16/2021	Royal Bank of Canada	GBP	2,051,136	USD	2,903,093	(11,098)
06/16/2021	State Street Bank & Trust Co.	EUR	12,377,070	USD	14,757,923	(381,424)
06/16/2021	State Street Bank & Trust Co.	GBP	1,705,593	USD	2,342,426	(80,743)
07/16/2021	State Street Bank & Trust Co.	EUR	116,751	USD	142,275	(615)
07/16/2021	State Street Bank & Trust Co.	GBP	100,000	USD	141,894	(183)
07/16/2021	Toronto Dominion Bank	EUR	12,503,983	USD	15,209,470	(93,964)
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/16/2021	UBS AG	GBP	1,000,000	USD	1,385,160	$(35,559)
Subtotal—Depreciation						(1,786,315)
Total Forward Foreign Currency Contracts						$(1,450,486)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the three months ended May 31, 2021, there were transfers from Level 3 to Level 2 of $5,149,422, due to third-party vendor quotations utilizing more than one market quote. Also, there were transfers from Level 1 to Level 3 of $394,743, due to third party vendor quotations utilizing single market quotes and from Level 2 to Level 3 of $7,278,816, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$465,030,147	$38,150,083	$503,180,230
U.S. Dollar Denominated Bonds & Notes	—	37,005,158	1,380,576	38,385,734
Common Stocks & Other Equity Interests	15,445,022	2,580,883	10,310,849	28,336,754
Non-U.S. Dollar Denominated Bonds & Notes	—	11,967,614	39,103	12,006,717
Preferred Stocks	—	3,017,146	640,943	3,658,089
Asset-Backed Securities	—	1,213,491	—	1,213,491
Total Investments in Securities	15,445,022	520,814,439	50,521,554	586,781,015
Other Investments - Assets*
Investments Matured	—	1,018,422	1,148,050	2,166,472
Forward Foreign Currency Contracts	—	335,829	—	335,829
	—	1,354,251	1,148,050	2,502,301
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,786,315)	—	(1,786,315)
Total Other Investments	—	(432,064)	1,148,050	715,986
Total Investments	$15,445,022	$520,382,375	$51,669,604	$587,497,001

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2021:
	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/21
Variable Rate Senior Loan Interests	$39,847,265	$ 4,862,600	$ (8,829,039)	$19,739	$227,873	$ (105,858)	$7,274,490	$(5,146,987)	$ 38,150,083
U.S. Dollar Denominated Bonds & Notes	1,353,837	–	–	–	–	26,739	–	–	1,380,576
Common Stocks & Other Equity Interests	9,303,563	15,330	(42,663)	–	(205,687)	1,242,741	–	(2,435)	10,310,849
Non-U.S. Dollar Denominated Bonds & Notes	–	327,022	–	–	–	(287,919)	–	–	39,103
Preferred Stocks	261,831	–	–	–	–	(19,957)	399,069	–	640,943
Investments Matured	756,533	384,634	(12,307)	–	–	19,190	–	–	1,148,050
Total	$51,523,029	$ 5,589,586	$ (8,884,009)	$19,739	$22,186	$874,936	$7,673,559	$(5,149,422)	$51,669,604
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
IAP Worldwide Services, Inc.	$8,081,813	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	6x $37.2 million	(a)
(a)	The Fund fair values certain common equity securities and loans using an Enterprise Value ("EV") approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization. For common equity securities, the EV will be adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Senior Loan Fund